UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of June 30, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 95.1% of Net Assets

	ABS Car Loan – 4.0%
$ 8,597,000	Ally Master Owner Trust, Series 2014-4, Class A2, 1.430%, 6/17/2019	$8,617,244
563,223	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class B, 1.190%, 5/08/2018	563,118
1,796,000	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.790%, 3/08/2019	1,797,380
3,060,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class C, 2.180%, 6/08/2020	3,074,457
1,969,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class B, 1.920%, 11/08/2019	1,980,253
4,262,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.580%, 9/08/2020	4,319,478
2,438,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	2,468,816
16,421,000	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C, 2.510%, 1/08/2021	16,580,548
7,135,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class B, 2.110%, 1/08/2021	7,195,580
4,495,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class C, 2.880%, 7/08/2021	4,592,996
1,950,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/2019, 144A	1,959,819
1,535,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	1,536,907
3,900,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 2.970%, 2/20/2020, 144A	3,998,817
2,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A	2,027,054
11,955,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	12,344,934
15,005,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 2.720%, 11/20/2022, 144A	15,250,197
13,623,142	CPS Auto Receivables Trust, Series 2015-A, Class A, 1.530%, 7/15/2019, 144A	13,604,947
9,780,660	CPS Auto Receivables Trust, Series 2015-B, Class A, 1.650%, 11/15/2019, 144A	9,728,535
14,384,000	CPS Auto Receivables Trust, Series 2015-C, Class C, 3.420%, 8/16/2021, 144A	14,269,372
486,059	Credit Acceptance Auto Loan Trust, Series 2014-1A, Class A, 1.550%, 10/15/2021, 144A	486,080
10,986,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class B, 2.670%, 9/15/2022, 144A	11,002,518
2,000,000	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class A, 2.000%, 7/15/2022, 144A	2,005,046
7,515,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 2.420%, 11/15/2023, 144A	7,541,992
3,500,000	Drive Auto Receivables Trust, Series 2016-BA, Class B, 2.560%, 6/15/2020, 144A	3,515,136
7,260,000	Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.190%, 7/15/2022, 144A	7,274,557
10,436,000	DT Auto Owner Trust, Series 2014-3A, Class C, 3.040%, 9/15/2020, 144A	10,459,236

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	ABS Car Loan – continued
$ 4,825,000	Exeter Automobile Receivables Trust, Series 2014-3A, Class B, 2.770%, 11/15/2019, 144A	$4,818,333
11,426,166	Exeter Automobile Receivables Trust, Series 2015-1A, Class A, 1.600%, 6/17/2019, 144A	11,432,575
6,119,988	Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 2.350%, 7/15/2020, 144A	6,131,660
8,964,000	First Investors Auto Owner Trust, Series 2014-3A, Class A3, 1.670%, 11/16/2020, 144A	8,977,025
1,722,226	Flagship Credit Auto Trust, Series 2014-2, Class A, 1.430%, 12/16/2019, 144A	1,714,244
12,398,684	Flagship Credit Auto Trust, Series 2016-1, Class A, 2.770%, 12/15/2020, 144A	12,497,981
829,515	Santander Drive Auto Receivables Trust, Series 2012-3, Class D, 3.640%, 5/15/2018	835,519
268,834	Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.940%, 12/15/2017	268,948
674,196	Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.700%, 8/15/2018	676,168
489,657	Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.940%, 3/15/2018	490,121
10,653,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.330%, 11/15/2019	10,735,055
3,075,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.130%, 8/17/2020	3,103,040
3,369,000	Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.600%, 11/16/2020	3,408,144
6,922,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/2020	6,991,464

		240,275,294

	ABS Credit Card – 0.0%
463,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	485,348

	ABS Home Equity – 1.4%
19,204,964	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	19,550,432
4,299,408	Colony American Homes, Series 2014-1A, Class A, 1.596%, 5/17/2031, 144A(b)	4,263,795
155,769	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	158,169
8,543,171	Home Partners of America Trust, Series 2016-1, Class A, 2.084%, 3/17/2033, 144A(b)	8,543,165
12,214,660	Mill City Mortgage Trust, Series 2015-2, Class A1, 3.000%, 9/25/2057, 144A(b)	12,341,000
4,887,787	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A(b)	4,840,253
17,820,625	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060, 144A	18,060,690
13,054,273	Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/2055, 144A(b)	13,230,584

		80,988,088

	ABS Other – 1.3%
9,209,425	DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/2045, 144A	9,295,073

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	ABS Other – continued
$ 1,994,194	Global Container Assets Ltd., Series 2013-1A, Class A1, 2.200%, 11/05/2028, 144A	$1,989,420
1,535,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	1,538,333
19,255,000	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	19,453,300
13,980,000	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	14,291,526
15,600,000	OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.100%, 3/20/2028, 144A	16,085,105
7,292,200	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	6,956,422
8,475,000	Textainer Marine Containers Ltd., Series 2014-1A, Class A, 3.270%, 10/20/2039, 144A	8,179,320

		77,788,499

	ABS Student Loan – 0.1%
1,131,533	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	1,149,379
3,763,095	SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 2.550%, 8/27/2029, 144A	3,774,149

		4,923,528

	Aerospace & Defense – 0.9%
4,248,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	3,610,800
3,828,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	3,272,940
1,429,000	Bombardier, Inc., 7.500%, 3/15/2018, 144A	1,468,298
30,902,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	30,497,184
8,182,000	Huntington Ingalls Industries, Inc., 5.000%, 12/15/2021, 144A	8,560,417
3,635,000	Textron, Inc., 3.875%, 3/01/2025	3,840,614

		51,250,253

	Airlines – 0.1%
2,765,381	Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.000%, 4/29/2026	2,906,637
876,087	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	932,813

		3,839,450

	Automotive – 3.1%
642,000	American Axle & Manufacturing, Inc., 5.125%, 2/15/2019	653,286
3,940,000	Delphi Automotive PLC, 3.150%, 11/19/2020	4,052,692
1,285,000	Ford Motor Credit Co. LLC, 2.375%, 1/16/2018	1,300,806
4,742,000	Ford Motor Credit Co. LLC, 2.375%, 3/12/2019	4,808,511
7,612,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	8,065,173

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Automotive – continued
$ 27,688,000	Ford Motor Credit Co. LLC, 5.750%, 2/01/2021	$31,473,642
16,412,000	Ford Motor Credit Co. LLC, 5.875%, 8/02/2021	18,823,087
5,392,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017(c)	5,691,423
12,241,000	General Motors Co., 5.000%, 4/01/2035	12,191,595
9,252,000	General Motors Co., 5.200%, 4/01/2045	9,166,206
29,179,000	General Motors Co., 6.250%, 10/02/2043	32,413,580
3,195,000	General Motors Financial Co., Inc., 3.250%, 5/15/2018	3,261,226
7,878,000	General Motors Financial Co., Inc., 6.750%, 6/01/2018(c)	8,555,807
6,545,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	6,667,719
9,075,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	9,369,937
22,752,000	Hyundai Capital America, 3.000%, 10/30/2020, 144A	23,533,781
4,290,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	4,394,625

		184,423,096

	Banking – 8.7%
12,009,000	Ally Financial, Inc., 3.500%, 1/27/2019	11,933,944
42,673,000	Ally Financial, Inc., 3.750%, 11/18/2019	42,779,682
4,827,000	Ally Financial, Inc., 4.750%, 9/10/2018	4,923,540
20,616,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	20,908,747
16,016,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	16,702,926
12,367,000	Bangkok Bank PCL, 2.750%, 3/27/2018, 144A	12,590,311
34,130,000	Bangkok Bank PCL, 3.300%, 10/03/2018, 144A	35,267,553
6,608,000	Bank of America Corp., 2.650%, 4/01/2019	6,769,724
2,415,000	Bank of America Corp., 5.650%, 5/01/2018	2,588,030
47,520,000	Bank of America Corp., MTN, 5.000%, 5/13/2021(c)	53,207,146
53,636,000	Barclays PLC, 2.875%, 6/08/2020	52,932,296
25,327,000	BBVA Banco Continental S.A., 3.250%, 4/08/2018, 144A	25,896,858
15,481,000	Citigroup, Inc., 2.500%, 9/26/2018	15,787,833
27,055,000	Citigroup, Inc., 4.050%, 7/30/2022	28,504,959
11,836,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	12,415,467

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Banking – continued
$ 14,867,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	$17,259,992
13,448,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	16,588,565
8,819,000	JPMorgan Chase & Co., 3.200%, 1/25/2023	9,141,123
8,713,000	JPMorgan Chase & Co., 4.350%, 8/15/2021	9,585,476
26,997,000	JPMorgan Chase & Co., 4.500%, 1/24/2022(c)	30,043,476
1,985,000	KEB Hana Bank, 4.250%, 6/14/2017, 144A	2,038,776
3,955,000	Lloyds Banking Group PLC, 3.100%, 7/06/2021	3,952,232
4,199,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	4,584,246
7,781,000	Morgan Stanley, 3.700%, 10/23/2024	8,141,836
19,598,000	Morgan Stanley, 5.750%, 1/25/2021	22,344,562
12,550,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	14,330,531
21,770,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	23,302,978
4,977,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	5,393,938
9,123,000	Santander UK Group Holdings PLC, 5.625%, 9/15/2045, 144A	8,973,821

		518,890,568

	Building Materials – 0.3%
3,965,000	CRH America, Inc., 3.875%, 5/18/2025, 144A	4,183,737
8,563,000	Owens Corning, 4.200%, 12/01/2024	8,960,143
2,761,000	USG Corp., 5.500%, 3/01/2025, 144A	2,892,148

		16,036,028

	Cable Satellite – 2.3%
2,301,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	2,336,688
2,417,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 3/15/2021	2,507,637
14,646,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	15,030,457
6,758,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	7,112,119
19,371,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.484%, 10/23/2045, 144A	23,129,381
7,651,000	DISH DBS Corp., 5.000%, 3/15/2023	6,962,410
24,888,000	DISH DBS Corp., 5.875%, 11/15/2024	23,145,840
15,585,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	14,516,586

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Cable Satellite – continued
$ 3,939,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	$4,137,463
2,648,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	2,883,638
8,447,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	9,842,563
2,013,000	Time Warner Cable, Inc., 6.750%, 6/15/2039	2,365,062
10,556,652	Virgin Media Finance PLC, 5.750%, 1/15/2025, 144A	10,107,994
2,825,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	2,825,000
2,447,290	Virgin Media Secured Finance PLC, 5.250%, 1/15/2021	2,536,004
382,500	Virgin Media Secured Finance PLC, 5.375%, 4/15/2021, 144A	389,194
4,827,002	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	4,736,496

		134,564,532

	Chemicals – 1.6%
28,349,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A(c)	26,863,512
4,224,000	Methanex Corp., 3.250%, 12/15/2019	4,102,488
15,625,000	Methanex Corp., 5.250%, 3/01/2022	15,989,516
7,727,000	Mexichem SAB de CV, 5.875%, 9/17/2044, 144A	7,108,840
11,165,000	Mexichem SAB de CV, 6.750%, 9/19/2042, 144A(c)	11,388,300
15,420,000	PolyOne Corp., 5.250%, 3/15/2023	15,535,650
4,402,000	RPM International, Inc., 3.450%, 11/15/2022	4,490,775
3,558,000	RPM International, Inc., 6.125%, 10/15/2019	3,959,150
4,950,000	Solvay Finance (America) LLC, 4.450%, 12/03/2025, 144A	5,298,802

		94,737,033

	Collateralized Mortgage Obligations – 1.6%
5,000,000	Federal Home Loan Mortgage Corp., REMIC, Series 3654, Class DC, 5.000%, 4/15/2030	6,004,091
686,051	Government National Mortgage Association, Series 2010-H20, Class AF, 0.766%, 10/20/2060(b)	677,796
514,027	Government National Mortgage Association, Series 2010-H24, Class FA, 0.786%, 10/20/2060(b)	507,979
489,047	Government National Mortgage Association, Series 2011-H06, Class FA, 0.886%, 2/20/2061(b)	485,496
5,371,429	Government National Mortgage Association, Series 2012-H12, Class FA, 0.986%, 4/20/2062(b)	5,352,688
573,342	Government National Mortgage Association, Series 2012-H18, Class NA, 0.956%, 8/20/2062(b)	570,749
3,180,797	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063	3,194,326

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$ 4,174,323	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062	$4,227,674
1,830,762	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063	1,838,556
18,058,407	Government National Mortgage Association, Series 2013-H07, Class DA, 2.500%, 3/20/2063	18,578,545
25,217,707	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063	25,874,749
25,601,727	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	25,821,756

		93,134,405

	Consumer Cyclical Services – 0.2%
3,671,000	Alibaba Group Holding Ltd., 4.500%, 11/28/2034	3,816,324
5,773,000	IHS, Inc., 5.000%, 11/01/2022	5,960,622

		9,776,946

	Consumer Products – 0.1%
3,495,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,917,790

	Diversified Manufacturing – 0.6%
1,158,000	Crane Co., 6.550%, 11/15/2036	1,414,761
5,426,000	EnerSys, 5.000%, 4/30/2023, 144A	5,364,958
32,297,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	29,632,497

		36,412,216

	Electric – 1.4%
5,070,000	AES Corp. (The), 3.673%, 6/01/2019(b)	5,057,325
2,124,000	AES Corp. (The), 7.375%, 7/01/2021	2,394,810
20,269,000	EDP Finance BV, 5.250%, 1/14/2021, 144A	21,485,140
3,364,000	Empresa Nacional de Electricidad S.A., 4.250%, 4/15/2024	3,555,556
11,961,000	FirstEnergy Corp., 2.750%, 3/15/2018	12,109,950
975,000	Ipalco Enterprises, Inc., 5.000%, 5/01/2018	1,018,875
17,247,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	16,902,060
6,362,000	Talen Energy Supply LLC, 6.500%, 6/01/2025	5,280,460
8,413,000	Transelec S.A., 4.250%, 1/14/2025, 144A	8,662,580
4,380,000	Transelec S.A., 4.625%, 7/26/2023, 144A	4,548,775

		81,015,531

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Finance Companies – 2.9%
$ 22,922,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.750%, 5/15/2019	$23,093,915
3,320,000	Aircastle Ltd., 5.000%, 4/01/2023	3,373,784
5,092,000	Aircastle Ltd., 5.500%, 2/15/2022	5,295,680
15,869,000	International Lease Finance Corp., 5.875%, 4/01/2019	16,920,321
2,365,000	International Lease Finance Corp., 5.875%, 8/15/2022	2,560,113
16,190,000	International Lease Finance Corp., 6.250%, 5/15/2019	17,343,537
21,145,000	iStar, Inc., 6.500%, 7/01/2021	19,982,025
4,475,000	Navient Corp., 5.875%, 3/25/2021	4,226,056
9,859,000	Navient LLC, MTN, 5.500%, 1/15/2019	9,877,732
14,327,000	Navient LLC, MTN, 8.000%, 3/25/2020	14,640,475
116,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	115,420
6,719,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	6,483,835
51,228,000	Springleaf Finance Corp., 5.250%, 12/15/2019	47,706,075
3,027,000	Springleaf Finance Corp., 6.000%, 6/01/2020	2,834,029

		174,452,997

	Financial Other – 0.5%
33,594,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	31,830,315

	Food & Beverage – 0.6%
3,490,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	3,769,200
15,780,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046, 144A	16,687,697
12,096,000	Sigma Alimentos S.A. de CV, 5.625%, 4/14/2018, 144A	12,897,360
1,230,000	Sigma Alimentos S.A. de CV, 6.875%, 12/16/2019, 144A	1,406,813

		34,761,070

	Gaming – 0.1%
3,350,000	MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc., 5.625%, 5/01/2024, 144A	3,542,625

	Government Owned - No Guarantee – 5.2%
2,355,000	Abu Dhabi National Energy Co. PJSC, 2.500%, 1/12/2018, 144A	2,368,000
7,757,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	8,254,573
15,316,000	Dolphin Energy Ltd., 5.500%, 12/15/2021, 144A	17,345,370

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Government Owned - No Guarantee – continued
$ 1,665,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	$1,691,480
19,689,000	Ecopetrol S.A., 5.375%, 6/26/2026	19,147,552
6,092,000	IPIC GMTN Ltd., 6.875%, 11/01/2041, 144A	8,235,312
18,618,000	OCP S.A., 5.625%, 4/25/2024, 144A	19,735,080
7,355,000	Ooredoo International Finance Ltd., 3.250%, 2/21/2023, 144A	7,410,163
1,290,000	Ooredoo International Finance Ltd., 3.875%, 1/31/2028, 144A	1,290,000
2,862,000	Ooredoo International Finance Ltd., 7.875%, 6/10/2019, 144A	3,334,230
44,032,000	Pertamina Persero PT, 5.625%, 5/20/2043, 144A(c)	42,653,534
3,720,000	Pertamina Persero PT, 6.000%, 5/03/2042, 144A	3,760,890
8,105,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	8,580,212
41,532,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	29,487,720
4,369,000	Petrobras Global Finance BV, 6.750%, 1/27/2041	3,506,123
27,590,000	Petrobras Global Finance BV, 6.850%, 6/05/2115	20,968,400
8,037,000	Petroleos Mexicanos, 3.125%, 1/23/2019	8,016,907
1,168,000	Petroleos Mexicanos, 3.500%, 7/18/2018	1,175,592
10,557,000	Petroleos Mexicanos, 3.500%, 7/23/2020	10,547,604
6,246,000	Petroleos Mexicanos, 5.500%, 1/21/2021	6,613,889
5,705,000	Petroleos Mexicanos, 6.375%, 2/04/2021, 144A	6,203,047
30,710,000	Tennessee Valley Authority, 3.500%, 12/15/2042(c)	32,847,723
22,103,000	Tennessee Valley Authority, 4.250%, 9/15/2065	25,939,307
6,401,000	Tennessee Valley Authority, 4.875%, 1/15/2048	8,020,895
10,957,000	Tennessee Valley Authority, 5.250%, 9/15/2039	15,015,999

		312,149,602

	Health Insurance – 0.5%
12,030,000	Aetna, Inc., 4.375%, 6/15/2046	12,493,131
13,170,000	Centene Corp., 5.625%, 2/15/2021, 144A	13,729,725
6,240,000	Molina Healthcare, Inc., 5.375%, 11/15/2022, 144A	6,224,400

		32,447,256

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Healthcare – 1.5%
$ 11,054,000	Halyard Health, Inc., 6.250%, 10/15/2022	$10,777,650
1,525,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,627,938
2,814,000	HCA, Inc., 5.875%, 5/01/2023	2,996,910
25,721,000	HCA, Inc., 7.500%, 2/15/2022	29,244,777
555,000	HCA, Inc., 7.500%, 12/15/2023	582,750
16,381,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	16,299,095
3,030,000	MEDNAX, Inc., 5.250%, 12/01/2023, 144A	3,067,875
3,089,000	PerkinElmer, Inc., 5.000%, 11/15/2021	3,424,737
9,682,000	Universal Health Services, Inc., 3.750%, 8/01/2019, 144A	9,936,152
9,084,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	9,239,518

		87,197,402

	Home Construction – 0.2%
8,331,000	KB Home, 4.750%, 5/15/2019	8,351,828
4,031,000	Toll Brothers Finance Corp., 4.875%, 11/15/2025	3,990,690

		12,342,518

	Hybrid ARMs – 0.0%
103,254	FNMA, 2.244%, 2/01/2037(b)	107,438

	Independent Energy – 1.9%
8,635,000	Anadarko Petroleum Corp., 6.600%, 3/15/2046	10,426,806
4,885,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	3,761,450
13,490,000	Newfield Exploration Co., 5.375%, 1/01/2026	13,119,025
10,499,000	Newfield Exploration Co., 5.750%, 1/30/2022	10,630,237
13,888,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	14,200,480
13,612,000	QEP Resources, Inc., 5.250%, 5/01/2023	12,523,040
8,462,000	QEP Resources, Inc., 5.375%, 10/01/2022	7,890,815
10,701,000	Range Resources Corp., 5.000%, 8/15/2022	10,085,693
12,878,000	SM Energy Co., 5.000%, 1/15/2024	11,010,690
16,006,000	SM Energy Co., 6.125%, 11/15/2022	14,705,512
1,086,000	SM Energy Co., 6.500%, 11/15/2021	1,018,125

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Independent Energy – continued
$ 4,026,000	SM Energy Co., 6.500%, 1/01/2023	$3,744,180

		113,116,053

	Industrial Other – 0.4%
2,548,000	AECOM, 5.875%, 10/15/2024	2,611,700
5,919,000	Briggs & Stratton Corp., 6.875%, 12/15/2020	6,451,710
5,780,000	CBRE Services, Inc., 5.000%, 3/15/2023	5,983,901
4,232,000	Deluxe Corp., 6.000%, 11/15/2020	4,380,120
5,859,000	Ferreycorp SAA, 4.875%, 4/26/2020, 144A	5,873,648

		25,301,079

	Integrated Energy – 0.1%
5,065,000	Exxon Mobil Corp., 4.114%, 3/01/2046	5,712,403

	Leisure – 0.2%
11,677,000	Regal Entertainment Group, 5.750%, 3/15/2022	11,939,733

	Media Entertainment – 1.0%
63,720,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	3,015,777
30,499,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	33,283,254
18,328,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 4/15/2022, 144A	18,694,560
5,638,000	Viacom, Inc., 5.250%, 4/01/2044	5,283,279

		60,276,870

	Metals & Mining – 2.1%
8,856,000	Anglo American Capital PLC, 3.625%, 5/14/2020, 144A	8,512,830
22,074,000	Anglo American Capital PLC, 4.875%, 5/14/2025, 144A	20,970,300
11,941,000	ArcelorMittal, 7.750%, 3/01/2041	11,373,803
4,470,000	ArcelorMittal, 8.000%, 10/15/2039	4,335,900
5,097,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.875%, 2/15/2023	4,918,605
14,896,000	Freeport-McMoRan, Inc., 2.375%, 3/15/2018	14,598,080
12,627,000	Freeport-McMoRan, Inc., 3.550%, 3/01/2022	11,111,760
11,203,000	Goldcorp, Inc., 2.125%, 3/15/2018	11,219,412
33,429,000	Southern Copper Corp., 5.875%, 4/23/2045	31,492,558
4,006,000	Steel Dynamics, Inc., 5.125%, 10/01/2021	4,101,143

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Metals & Mining – continued
$ 1,395,000	Steel Dynamics, Inc., 5.250%, 4/15/2023	$1,422,900

		124,057,291

	Midstream – 2.2%
10,668,000	El Paso Pipeline Partners Operating Co. LLC, 4.300%, 5/01/2024	10,759,638
6,169,000	Energy Transfer Partners LP, 5.950%, 10/01/2043	5,961,376
22,923,000	Energy Transfer Partners LP, 6.050%, 6/01/2041	22,348,779
9,022,000	Energy Transfer Partners LP, 6.500%, 2/01/2042	9,473,650
1,578,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	1,652,881
3,442,000	Kinder Morgan Finance Co. LLC, 6.000%, 1/15/2018, 144A	3,621,669
4,861,000	Kinder Morgan, Inc., 5.000%, 2/15/2021, 144A	5,123,251
15,639,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	16,751,324
13,236,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	13,581,460
331,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 4/15/2023	333,943
7,745,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	8,284,385
21,799,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	21,581,010
1,298,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019	1,356,410
6,951,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022	7,246,417

		128,076,193

	Mortgage Related – 12.3%
3,387,699	FHLMC, 3.000%, 11/01/2042	3,549,509
42,649,593	FHLMC, 3.500%, with various maturities from 2043 to 2045(d)	45,339,000
21,709,069	FHLMC, 4.000%, with various maturities from 2044 to 2046(d)	23,425,996
12,927	FHLMC, 5.500%, 12/01/2018	13,446
19,614	FHLMC, 6.000%, 6/01/2035	22,650
32,970,041	FNMA, 3.000%, with various maturities in 2045(d)	34,284,568
112,561,452	FNMA, 3.500%, with various maturities from 2042 to 2045(d)	119,636,241
48,405,866	FNMA, 4.000%, with various maturities from 2041 to 2046(d)	52,175,774
341,072	FNMA, 6.000%, with various maturities from 2017 to 2037(d)	393,337
28,540	FNMA, 6.500%, with various maturities from 2029 to 2036(d)	33,208

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$ 52,676	FNMA, 7.000%, with various maturities in 2030(d)	$59,923
39,752	FNMA, 7.500%, with various maturities from 2024 to 2032(d)	46,735
690,000	FNMA (TBA), 3.000%, 8/01/2046(e)	714,770
54,405,000	FNMA (TBA), 3.500%, 8/01/2046(e)	57,337,767
125,425,000	FNMA (TBA), 4.000%, 8/01/2046(e)	134,357,932
700,919	GNMA, 2.380%, 9/20/2063(b)	741,916
160,495	GNMA, 4.144%, 1/20/2063	173,499
149,798	GNMA, 4.323%, 5/20/2063	162,640
196,696	GNMA, 4.423%, 7/20/2063	215,604
5,074,449	GNMA, 4.491%, 2/20/2066	5,845,955
948,234	GNMA, 4.499%, 12/20/2062	1,022,802
655,186	GNMA, 4.515%, 7/20/2063	715,969
1,022,034	GNMA, 4.522%, 8/20/2062	1,095,162
597,652	GNMA, 4.524%, 5/20/2063	652,831
5,379,087	GNMA, 4.527%, 1/20/2065	6,128,942
4,262,528	GNMA, 4.533%, 6/20/2064	4,823,413
7,314,510	GNMA, 4.534%, 6/20/2062	7,743,610
1,007,084	GNMA, 4.538%, 11/20/2062	1,084,648
5,532,276	GNMA, 4.544%, 12/20/2064	6,284,112
2,492,943	GNMA, 4.545%, 2/20/2066	2,887,438
14,487,571	GNMA, 4.546%, 11/20/2062	15,570,788
3,074,852	GNMA, 4.551%, 1/20/2065	3,496,090
18,171,074	GNMA, 4.556%, 12/20/2061(c)	19,224,720
6,664,160	GNMA, 4.575%, 10/20/2064	7,573,033
2,443,162	GNMA, 4.580%, 4/20/2066	2,839,207
5,155,378	GNMA, 4.581%, 2/20/2065	5,846,890
4,019,298	GNMA, 4.587%, 12/20/2063	4,510,420
2,595,204	GNMA, 4.604%, 6/20/2062	2,766,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$ 6,908,476	GNMA, 4.608%, 2/20/2065	$7,894,180
2,007,121	GNMA, 4.616%, with various maturities from 2061 to 2062(d)	2,141,716
3,771,175	GNMA, 4.619%, 3/20/2065	4,298,539
2,786,050	GNMA, 4.627%, with various maturities from 2061 to 2064(d)	3,018,926
2,178,446	GNMA, 4.631%, 10/20/2062	2,336,279
13,098,431	GNMA, 4.650%, with various maturities from 2061 to 2062(d)	13,785,339
4,023,592	GNMA, 4.653%, 1/20/2064	4,534,278
772,921	GNMA, 4.668%, 5/20/2062	819,434
6,496,964	GNMA, 4.673%, with various maturities from 2062 to 2064(d)	7,373,668
8,187,177	GNMA, 4.676%, 4/20/2062	8,708,604
835,650	GNMA, 4.698%, 7/20/2061	874,931
555,975	GNMA, 4.700%, 10/20/2061	585,382
3,963,067	GNMA, 4.701%, 1/20/2064	4,499,086
480,347	GNMA, 5.500%, 4/15/2038	541,309
99,446	GNMA, 6.000%, with various maturities from 2029 to 2038(d)	115,226
79,386	GNMA, 6.500%, with various maturities from 2029 to 2032(d)	90,732
86,750	GNMA, 7.000%, with various maturities from 2025 to 2029(d)	92,252
31,515	GNMA, 7.500%, with various maturities from 2025 to 2030(d)	35,661
27,445	GNMA, 8.500%, with various maturities from 2017 to 2023(d)	27,579
62	GNMA, 9.000%, 11/15/2016	62
45,000,000	GNMA (TBA), 3.000%, 8/01/2046(e)	46,959,082
45,000,000	GNMA (TBA), 3.500%, 8/01/2046(e)	47,698,243

		729,227,853

	Non-Agency Commercial Mortgage-Backed Securities – 5.5%
1,815,321	A10 Securitization LLC, Series 2014-1, Class A1, 1.720%, 4/15/2033, 144A	1,804,501
1,521,693	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.790%, 4/10/2049(b)	1,533,733
1,014,636	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-3, Class A5, 5.377%, 6/10/2049	1,043,276
1,584,678	Barclays Commercial Mortgage Securities, Series 2015-SLP, Class A, 1.553%, 2/15/2028, 144A(b)	1,569,569

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 816,691	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.345%, 12/10/2049(b)	$849,472
23,297,678	Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 6.007%, 12/10/2049(b)	24,019,501
11,869,597	Commercial Mortgage Pass Through Certificates, Series 2014-FL5, Class SV1, 2.285%, 10/15/2031, 144A(b)(f)(k)	11,857,787
1,025,000	Commercial Mortgage Trust, Series 2010-C1, Class D, 6.302%, 7/10/2046, 144A(b)	1,118,383
12,767,419	Commercial Mortgage Trust, Series 2014-SAVA, Class C, 2.842%, 6/15/2034, 144A(b)	12,595,761
5,802,056	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049(b)	5,872,248
2,220,927	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 6.138%, 9/15/2039(b)	2,292,346
10,009,064	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	10,350,452
5,589,668	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.268%, 2/15/2041(b)	5,815,879
3,052,113	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.884%, 11/10/2046, 144A(b)	3,223,493
1,122,059	GP Portfolio Trust, Series 2014-GPP, Class A, 1.392%, 2/15/2027, 144A(b)	1,114,308
3,181,000	GP Portfolio Trust, Series 2014-GPP, Class D, 3.192%, 2/15/2027, 144A(b)	3,137,089
8,486,906	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	8,813,156
22,884,868	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	23,095,194
25,204,872	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.988%, 8/10/2045(b)	25,824,576
6,637,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.548%, 8/10/2044, 144A(b)	7,212,375
1,738,762	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.887%, 2/12/2049(b)	1,777,689
11,541,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-PHH, Class A, 1.642%, 8/15/2027, 144A(b)(c)	11,479,076
17,394,462	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	17,548,418
1,943,222	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716%, 2/15/2051	2,006,295
6,267,379	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.927%, 6/15/2049(b)	6,380,085
346,702	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	351,897
3,811,662	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.422%, 7/15/2031, 144A(b)	3,805,156
3,968,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class B, 1.792%, 7/15/2031, 144A(b)	3,934,687
2,205,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class C, 2.542%, 7/15/2031, 144A(b)	2,174,937
6,902,577	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 2/15/2040	7,000,423

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 5,105,393	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	$5,159,577
13,660,414	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)	13,881,420
9,313,327	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 6.071%, 8/12/2049(b)	9,609,726
4,580,519	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	4,764,647
1,655,225	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	1,712,110
293,652	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.820%, 6/11/2042(b)	303,465
4,460,149	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049(b)	4,543,904
926,851	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.477%, 1/11/2043(b)	979,409
6,177,597	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.988%, 8/15/2045, 144A(b)	6,298,559
9,847,000	Motel 6 Trust, Series 2015-MTL6, Class B, 3.298%, 2/05/2030, 144A	9,929,493
11,039,000	Motel 6 Trust, Series 2015-MTL6, Class C, 3.644%, 2/05/2030, 144A	10,980,254
7,018,000	SCG Trust, Series 2013-SRP1, Class B, 2.942%, 11/15/2026, 144A(b)	6,872,602
708,633	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	708,379
9,002,358	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	9,145,664
13,360,175	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5, 5.500%, 4/15/2047	13,732,630
2,307,326	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046	2,375,980
9,412,653	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class D, 5.799%, 11/15/2043, 144A(b)	9,891,483
5,876,392	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 5.416%, 6/15/2044, 144A(b)	6,095,776

		326,586,840

	Oil Field Services – 1.1%
9,487,000	Ensco PLC, 4.500%, 10/01/2024	6,356,290
7,342,000	Ensco PLC, 5.750%, 10/01/2044	4,405,200
2,447,000	Nabors Industries, Inc., 4.625%, 9/15/2021	2,245,448
3,434,000	Nabors Industries, Inc., 5.000%, 9/15/2020	3,231,136
23,633,000	Nabors Industries, Inc., 5.100%, 9/15/2023	21,049,157
16,972,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(f)(g)(k)	5,091,600
13,656,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(f)(g)(k)	4,096,800
8,515,000	Rowan Cos., Inc., 4.750%, 1/15/2024	6,918,438
14,138,000	Rowan Cos., Inc., 4.875%, 6/01/2022	12,370,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Oil Field Services – continued
$ 1,284,000	Rowan Cos., Inc., 7.875%, 8/01/2019	$1,322,520

		67,087,339

	Packaging – 0.1%
5,160,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	5,308,350
2,867,000	Sealed Air Corp., 5.250%, 4/01/2023, 144A	2,967,345

		8,275,695

	Paper – 0.6%
5,797,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	6,036,097
6,681,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	7,116,374
8,312,000	Celulosa Arauco y Constitucion S.A., 5.000%, 1/21/2021	8,946,962
9,335,000	WestRock RKT Co., 4.000%, 3/01/2023	9,747,047
1,989,000	WestRock RKT Co., 4.900%, 3/01/2022	2,207,914

		34,054,394

	Pharmaceuticals – 0.5%
6,293,000	Biogen, Inc., 2.900%, 9/15/2020	6,558,294
10,335,000	Quintiles Transnational Corp., 4.875%, 5/15/2023, 144A	10,490,025
734,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	625,735
10,383,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	8,338,847
2,760,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	2,277,000
3,418,000	VRX Escrow Corp., 5.375%, 3/15/2020, 144A	2,918,117

		31,208,018

	Property & Casualty Insurance – 0.1%
3,171,000	Willis Towers Watson PLC, 5.750%, 3/15/2021	3,545,803

	Refining – 0.8%
15,350,000	Phillips 66, 5.875%, 5/01/2042	18,432,341
29,916,000	Thai Oil PCL, 4.875%, 1/23/2043, 144A	31,711,738

		50,144,079

	Retailers – 1.6%
11,789,000	Asbury Automotive Group, Inc., 6.000%, 12/15/2024	11,877,417
4,297,000	CVS Health Corp., 4.750%, 12/01/2022	4,908,089
2,051,000	CVS Health Corp., 5.000%, 12/01/2024	2,400,486

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Retailers – continued
$ 17,710,000	GameStop Corp., 5.500%, 10/01/2019, 144A	$17,532,900
7,620,000	Hanesbrands, Inc., 4.625%, 5/15/2024, 144A	7,639,050
5,805,000	Hanesbrands, Inc., 4.875%, 5/15/2026, 144A	5,825,898
25,000,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A(c)	25,370,825
9,929,000	SACI Falabella, 3.750%, 4/30/2023, 144A	10,194,045
7,559,000	SACI Falabella, 4.375%, 1/27/2025, 144A	7,988,208
1,086,000	Wolverine World Wide, Inc., 6.125%, 10/15/2020	1,125,368

		94,862,286

	Sovereigns – 1.9%
3,475,000	Colombia Government International Bond, 4.000%, 2/26/2024	3,629,637
46,299,000	Colombia Government International Bond, 4.500%, 1/28/2026	49,308,435
25,892,000	Indonesia Government International Bond, 5.250%, 1/17/2042, 144A	27,462,117
14,180,000	Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)	14,658,319
12,065,000	Republic of Argentina, 7.500%, 4/22/2026, 144A	13,032,613
4,355,000	Republic of Argentina, 7.625%, 4/22/2046, 144A	4,680,580

		112,771,701

	Supranational – 0.1%
53,450,000	International Bank for Reconstruction & Development, 2.625%, 11/07/2016, (MXN)	2,903,702
13,158,000	International Bank for Reconstruction & Development, 4.000%, 8/16/2018, (MXN)	712,865

		3,616,567

	Technology – 3.0%
4,985,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.125%, 6/15/2024, 144A	5,206,439
7,920,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.100%, 7/15/2036, 144A	8,538,140
5,580,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.350%, 7/15/2046, 144A	5,999,108
3,036,000	Dun & Bradstreet Corp. (The), 3.250%, 12/01/2017	3,057,334
3,906,000	Equifax, Inc., 7.000%, 7/01/2037	4,997,223
11,850,000	Flextronics International Ltd., 4.750%, 6/15/2025	11,968,500
26,402,000	Hewlett Packard Enterprise Co., 3.600%, 10/15/2020, 144A	27,557,906
16,856,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035, 144A	17,047,349
3,601,000	KLA-Tencor Corp., 3.375%, 11/01/2019	3,723,859

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

		Technology – continued
$ 33,145,000		Micron Technology, Inc., 5.250%, 8/01/2023, 144A	$28,256,113
10,996,000		Molex Electronic Technologies LLC, 2.878%, 4/15/2020, 144A	10,948,332
7,255,000		Molex Electronic Technologies LLC, 3.900%, 4/15/2025, 144A	7,404,112
67,000		Motorola Solutions, Inc., 6.625%, 11/15/2037	73,677
328,000		Motorola Solutions, Inc., 7.500%, 5/15/2025	386,142
12,534,000		Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	12,753,345
1,995,000		Tencent Holdings Ltd., 2.000%, 5/02/2017, 144A	2,005,402
6,786,000		Tencent Holdings Ltd., 3.375%, 3/05/2018, 144A	6,954,272
23,176,000		Tencent Holdings Ltd., 3.375%, 5/02/2019, 144A	24,041,044

			180,918,297

		Tobacco – 0.5%
3,345,000		Reynolds American, Inc., 6.150%, 9/15/2043	4,369,209
17,913,000		Reynolds American, Inc., 7.250%, 6/15/2037	24,446,964

			28,816,173

		Treasuries – 15.8%
24,543,333	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(c)	140,288,274
530,000,000		Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	11,219,316
170,000,000		Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	3,758,269
955,000,000		Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	22,858,901
44,928,800		U.S. Treasury Bond, 2.500%, 2/15/2045	46,776,856
35,995,000		U.S. Treasury Bond, 2.875%, 8/15/2045	40,418,462
17,063,100		U.S. Treasury Bond, 3.000%, 5/15/2045	19,612,566
439,300		U.S. Treasury Bond, 3.375%, 5/15/2044	541,420
1,013,700		U.S. Treasury Bond, 3.625%, 2/15/2044	1,307,040
116,683,412		U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2042(c)(h)	116,912,812
138,620,933		U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(h)	139,211,181
50,985,810		U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2046(h)	55,043,414
106,318,151		U.S. Treasury Inflation Indexed Bond, 1.375%, 2/15/2044(h)	122,904,102
63,118,443		U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2024(h)	63,752,909

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Treasuries – continued
$ 11,862,753	U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(h)	$12,043,470
67,414,331	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2024(c)(h)	70,577,007
38,430,000	U.S. Treasury Note, 0.750%, 2/28/2018	38,535,068
35,665,000	U.S. Treasury Note, 1.375%, 6/30/2023	35,848,889

		941,609,956

	Wireless – 1.2%
1,424,000	American Tower Corp., 4.700%, 3/15/2022	1,571,421
19,694,000	Bharti Airtel International BV, 5.125%, 3/11/2023, 144A	21,281,809
20,973,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A	21,980,291
4,885,000	Crown Castle International Corp., 3.400%, 2/15/2021	5,099,622
11,063,000	SK Telecom Co. Ltd., 2.125%, 5/01/2018, 144A	11,177,071
3,055,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	4,166,409
11,565,000	Sprint Capital Corp., 6.875%, 11/15/2028	9,078,525

		74,355,148

	Wirelines – 2.9%
1,658,000	AT&T, Inc., 5.550%, 8/15/2041	1,857,567
7,614,000	CenturyLink, Inc., 5.625%, 4/01/2020	7,899,525
6,927,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	6,546,015
38,371,000	Embarq Corp., 7.995%, 6/01/2036	38,418,964
7,533,000	Frontier Communications Corp., 6.875%, 1/15/2025	6,323,012
7,658,000	Frontier Communications Corp., 7.125%, 1/15/2023	6,853,910
1,521,000	Frontier Communications Corp., 7.875%, 1/15/2027	1,262,430
4,474,000	Frontier Communications Corp., 8.500%, 4/15/2020	4,748,033
13,096,000	Frontier Communications Corp., 8.750%, 4/15/2022	13,161,480
401,000	Frontier Communications Corp., 9.000%, 8/15/2031	352,629
8,485,000	Level 3 Financing, Inc., 5.375%, 1/15/2024	8,516,819
8,867,000	Level 3 Financing, Inc., 5.625%, 2/01/2023	8,950,172
5,000,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022, 144A	5,025,000
3,890,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	4,293,899

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Wirelines – continued
$ 20,492,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	$23,379,220
10,429,000	Verizon Communications, Inc., 2.625%, 2/21/2020	10,792,607
24,800,000	Windstream Services LLC, 7.500%, 4/01/2023	22,134,000

		170,515,282

	Total Bonds and Notes (Identified Cost $5,708,171,036)	5,647,364,881

Senior Loans – 1.0%

	Automotive – 0.0%
273,062	KAR Auction Services, Inc., Term Loan B2, 3.938%, 3/11/2021(b)	273,519
1,487,781	Visteon Corp., Delayed Draw Term Loan B, 3.500%, 4/09/2021(b)	1,484,686

		1,758,205

	Cable Satellite – 0.1%
3,566,690	Charter Communications Operating LLC, Term Loan E, 3.000%, 7/01/2020(b)	3,537,728

	Food & Beverage – 0.1%
11,534,500	Aramark Services, Inc., USD Term Loan F, 3.250%, 2/24/2021(b)	11,523,658

	Industrial Other – 0.1%
4,436,330	Allison Transmission, Inc., New Term Loan B3, 3.500%, 8/23/2019(b)	4,431,583

	Lodging – 0.2%
11,719,495	Four Seasons Holdings, Inc., New 1st Lien Term Loan, 5.250%, 6/27/2020(b)	11,621,872

	Midstream – 0.2%
6,263,000	Energy Transfer Equity LP, New Term Loan, 3.250%, 12/02/2019(b)	6,030,392
7,146,463	Energy Transfer Equity LP, 2015 Term Loan, 4.000%, 12/02/2019(b)	6,935,428

		12,965,820

	Restaurants – 0.1%
4,005,000	Yum! Brands, Inc., 1st Lien Term Loan B, 3.192%, 6/16/2023(b)	4,005,000

	Wirelines – 0.2%
11,729,000	Level 3 Financing, Inc., 2015 Term Loan B2, 3.500%, 5/31/2022(b)	11,676,219

	Total Senior Loans (Identified Cost $61,926,874)	61,520,085

Shares	Description	Value (†)
Preferred Stocks – 0.3%

	Cable Satellite – 0.3%
17,563,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(c)	$18,111,844

	Finance Companies – 0.0%
5,310	SLM Corp., Series A, 6.970%	260,455

	Total Preferred Stocks (Identified Cost $18,439,948)	18,372,299

Principal Amount
Short-Term Investments – 8.4%
$ 148,850	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2016 at 0.000% to be repurchased at $148,850 on 7/01/2016 collateralized by $148,300 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $151,835 including accrued interest(i)	148,850
414,075,436	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.030% to be repurchased at $414,075,781 on 7/01/2016 collateralized by $367,500,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $384,037,500; $37,070,000 U.S. Treasury Note, 1.750% due 5/15/2023 valued at $38,321,113 including accrued interest(i)	414,075,436
23,875,000	U.S. Treasury Bills, 0.112%, 07/14/2016(j)	23,873,925
17,910,000	U.S. Treasury Bills, 0.173%, 07/28/2016(j)	17,898,502
41,790,000	U.S. Treasury Bills, 0.036%, 07/07/2016(j)	41,789,582

	Total Short-Term Investments (Identified Cost $497,795,748)	497,786,295

	Description	Value (†)
	Total Investments – 104.8% (Identified Cost $6,286,333,606)(a)	$6,225,043,560
	Other assets less liabilities – (4.8)%	(283,535,274)

	Net Assets – 100.0%	$5,941,508,286

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been substantiated by the adviser are considered and classified as fair valued securities.

As of June 30, 2016, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets
$ 21,046,187	0.4%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2016, the net unrealized depreciation on investments based on a cost of $6,312,226,610 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$100,817,949
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(188,000,999)

Net unrealized depreciation	$(87,183,050)

(b)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(f)	Illiquid security.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Treasury Inflation Protected Security (TIPS).
(i)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2016, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(k)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2016, the value of these securities amounted to $21,046,187 or 0.4% of net assets.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the value of Rule 144A holdings amounted to $1,590,247,475 or 26.8% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
PJSC	Private Joint-Stock Company
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
EUR	Euro
MXN	Mexican Peso
PHP	Philippine Peso
USD	U.S. Dollar

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	7/25/2016	Euro	12,444,000	$13,819,700	$245,878

[1]	Counterparty is Bank of America, N.A.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Agency Commercial Mortgage-Backed Securities	$—	$314,729,053	$11,857,787	(a)	$326,586,840
All Other Bonds and Notes*	—	5,320,778,041	—		5,320,778,041

Total Bonds and Notes	—	5,635,507,094	11,857,787		5,647,364,881

Senior Loans*	—	61,520,085	—		61,520,085
Preferred Stocks*	260,455	18,111,844	—		18,372,299
Short-Term Investments	—	497,786,295	—		497,786,295

Total Investments	260,455	6,212,925,318	11,857,787		6,225,043,560

Forward Foreign Currency Contracts (unrealized appreciation)	—	245,878	—		245,878

Total	$260,455	$6,213,171,196	$11,857,787		$6,225,289,438

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices for which the inputs are unobservable to the Fund.

For the period ended June 30, 2016, there were no transfers among Levels 1, 2 and 3.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or June 30, 2016:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2016
Bonds and Notes
Non-Agency Commercial Mortgage-Backed Securities	$12,286,799	$—	$(880)	$(3,056)	$—	$(425,076)	$—	$—	$11,857,787	$(3,893)
Oil Field Services	940,950	—	(2,157,350)	1,354,050	—	(137,650)	—	—	—	—

	$13,227,749	$—	$(2,158,230)	$1,350,994	$—	$(562,726)	$—	$—	$11,857,787	$(3,893)

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended June 30, 2016, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of June 30, 2016:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives Foreign exchange contracts	$245,878

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of June 30, 2016, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2016:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 245,878	$—

These amounts include cash received as collateral by the Fund in the amount of $360,000.

Industry Summary at June 30, 2016 (Unaudited)

Treasuries	15.8%
Mortgage Related	12.3
Banking	8.7
Non-Agency Commercial Mortgage-Backed Securities	5.5
Government Owned - No Guarantee	5.2
ABS Car Loan	4.0
Automotive	3.1
Wirelines	3.1
Technology	3.0
Finance Companies	2.9
Cable Satellite	2.7
Midstream	2.4
Metals & Mining	2.1
Other Investments, less than 2% each	25.6
Short-Term Investments	8.4

Total Investments	104.8
Other assets less liabilities (including forward foreign currency contracts)	(4.8)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	August 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	August 23, 2016

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer

Date:	August 23, 2016